Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 601
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	1,627
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	1,836
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	867
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	$ 1,576